MINERAL PROPERTY INTERESTS (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Statement Line Items [Line Items]
Balance at beginning	$ 1
Acquisition costs	32,500
Balance at end	32,501
Acacia Property [Member]
Statement Line Items [Line Items]
Balance at beginning	0
Acquisition costs	7,500
Balance at end	7,500
Extra High Property [Member]
Statement Line Items [Line Items]
Balance at beginning	1
Acquisition costs	25,000
Balance at end	$ 25,001